Net investment in lease	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Leases [Line Items]
Net investment in lease

5.       Net investment in lease:

The investment in lease balances relate to sales-type and direct financing leases that were previously presented on a gross basis, with unearned interest income included in deferred revenue. As at December 31, 2019, the Company amended its presentation to a net basis and adjusted the prior year comparatives accordingly. The net investment in lease consists of the following components:

	2019	2018 (Recast)
Undiscounted lease receivable	$1,224.2	$861.9
Unearned interest income	(465.4)	(410.4)
Net investment in lease	$758.8	$451.5

	2019	2018 (Recast)
Lease receivables	$608.8	$451.5
Unguaranteed residual value	150.0	—
Net investment in lease	758.8	451.5
Current portion of net investment in lease	(35.2)	(9.8)
Long-term portion of net investment in lease	$723.6	$441.7

In April 2015, the Company entered into an agreement with MSC to bareboat charter five 11000 TEU vessels for a 17-year term with a fixed daily rate, beginning from the vessel delivery dates. At the end of each 17-year bareboat charter term, MSC has agreed to purchase each vessel for $32,000,000. Each transaction is considered a direct financing lease and accounted for as a disposition of vessels upon delivery of each vessel.

In 2017, four of the five 11000 TEU vessels delivered and commenced their 17-year bareboat charters. In January 2018, the fifth 11000 TEU vessel was delivered and commenced its 17-year bareboat charter.

In November 2019, the Company entered into an agreement to acquire three 10700 TEU vessels and three 9200 TEU vessels including their existing fixed rate bareboat charters with CMA CGM, that have remaining terms of four years. At the end of each bareboat charter term, CMA CGM has the option to purchase each vessel  at fair market value, limited by a maximum and minimum purchase price. Each transaction is considered a sales-type lease and is accounted for as a disposition of vessels upon delivery of each vessel.

As at December 31, 2019, five vessels had delivered and the Company assumed the rights and obligations of the sellers under the existing bareboat charter agreements for the vessels for an aggregate purchase price of $316,666,000. The last vessel, which was required to be delivered by December 31, 2019, was delayed, pursuant to which the commitment to close the acquisition would be at the Company’s sole discretion (note 21).

At December 31, 2019, the undiscounted minimum cash flow related to lease receivables from sales-type and direct financing leases are as follows:

2020	$95.7
2021	95.4
2022	95.4
2023	297.5
2024	44.5
Thereafter	595.7
$1,224.2